Share-based compensation - SOP 2020 Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) item shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized | $	$ 8.2	$ 34.5	$ 24.7
SOP 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares per option	1
Number of ADS per option	0.5
Options waiting period	4 years
Number of trading days	60 days
Options exercise period	2 years
Minimum growth to exercise options (as a percent)	10.00%
Number of tranches | item	2
1st tranche, percentage vesting	67.00%
Period of vesting of first tranche	2 years
2nd tranche, percentage vesting	33.00%
Period of vesting of second tranche	3 years
Option forfeiture period	6 months
Number of ordinary shares per ADS	2
Total share-based payment expense recognized | $	$ (1.0)	$ 1.9	$ 1.1